SHARE-BASED COMPENSATION - Compensation costs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SHARE-BASED COMPENSATION
Total	¥ 199,737	¥ 253,922	¥ 301,161
Facilitation, origination and servicing expenses
SHARE-BASED COMPENSATION
Total	73,945	75,209	72,192
Sales and marketing expenses
SHARE-BASED COMPENSATION
Total	4,328	12,340	8,164
General and administrative expenses
SHARE-BASED COMPENSATION
Total	¥ 121,464	¥ 166,373	¥ 220,805